Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Apr. 30, 2018
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Nov. 16, 2018
Document Effective Date	Nov. 16, 2018
Prospectus Date	Nov. 14, 2018